CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUE	$ 8,687	$ 0	$ 4,360,087	$ 0	$ 0	$ 121,939
COST OF SALES					0	69,726
GROSS PROFIT					0	52,213
OPERATING EXPENSES-
RESEARCH AND DEVELOPMENT EXPENSES	1,248,707	1,258,678	2,134,459	2,225,539	3,969,972	2,033,726
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,448,227	1,342,644	2,665,174	3,939,864	6,476,176	4,844,415
SELLING AND TRANSACTIONAL COSTS FOR DIGITAL ASSETS	154,502	0	3,272,862	0
Total operating expenses	2,851,436	2,601,322	8,072,495	6,165,403
OPERATING LOSS	(2,842,749)	(2,601,322)	(3,712,408)	(6,165,403)	(10,446,148)	(6,825,928)
OTHER INCOME (EXPENSE):
Interest expense	(3,297,989)	(2,772,296)	(7,784,949)	(4,507,546)	(14,914,065)	(6,094,682)
Other income					0	65,769
(Loss) on debt settlements					0	(707,800)
Total other (expense), net	(3,297,989)	(2,772,296)	(7,784,949)	(4,507,546)	(14,914,065)	(6,736,713)
LOSS BEFORE INCOME TAXES	(6,140,738)	(5,373,618)	(11,497,357)	(10,672,949)	(25,360,213)	(13,562,641)
Income tax expense	0	0	0	0	0	0
NET LOSS	$ (6,140,738)	$ (5,373,618)	$ (11,497,357)	$ (10,672,949)	$ (25,360,213)	$ (13,562,641)
Basic and diluted loss per share	$ (0.16)	$ (0.20)	$ (0.31)	$ (0.41)	$ (0.86)	$ (0.62)
Weighted average shares of common stock outstanding- basic and diluted	37,872,406	26,710,585	36,655,905	25,951,403	29,370,596	21,791,058